Defined Benefit Liability (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of defined benefit plans [abstract]
Disclosure Of Detailed Information About Net Defined Benefit Liability Asset [Text Block]
	As of June 30,
	2018	2017
	(US$’000)	(US$’000)
Present value of funded obligations	(45,233)	(52,121)
Fair value of plan assets	40,005	43,126
Net defined benefit liability	(5,228)	(8,995)
ESCT on committed contributions - short-term	(612)	(691)
ESCT on committed contributions - long-term	(1,318)	(1,916)
Total defined benefit liability	(7,158)	(11,602)

Disclosure of employment benefit plan assets [Text Block]
	PGG Wrightson Employment Benefits Plan
	2018	2017
The Employment Benefits Plan assets consist of:
Equities	59%	64%
Fixed interest	31%	28%
Cash	10%	8%
	100%	100%

Schedule of actuarial assumptions [Text Block]
	PGG Wrightson Employment Benefits Plan
	2018	2017
Actuarial Assumptions:
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Discount rate used (10 year New Zealand Government Bond rate)	2.85%	2.97%
Inflation	2.00%	2.00%
Future salary increases	3.00%	3.00%
Future pension increases	2.00%	2.00%

Disclosure of current longevities underlying the values of defined benefit obligations [Text Block]	The current longevities underlying the values of the defined benefit obligation at the reporting date were as follows:

	PGG Wrightson Employment Benefits Plan (Years)
	2018	2017
Longevity at age 65 for current pensioners
Males	21	21
Females	24	24
Longevity at age 65 for current members aged 45
Males	24	24
Females	28	28

Disclosure Of Detailed Information About Sensitivity Analysis For Actuarial Assumptions [Text Block]
The sensitivity of the defined benefit obligation (DBO) to changes in the weighted principal assumption is:

	2018		2017
	Impact on DBO with increase in assumption	Impact on DBO with decrease in assumption	Impact on DBO with increase in assumption	Impact on DBO with decrease in assumption
	(US$’000)	(US$’000)	(US$’000)	(US$’000)
Change in assumption
Discount rate (0.50% movement)	999	(1,094)	1,167	(1,268)
Salary growth rate (0.50% movement)	(143)	143	(203)	203
Pension growth rate (0.25% movement)	(428)	428	(507)	456
Life expectancy (1 year movement)	(1,047)	1,047	(1,065)	1,065

Schedule of historical information [Text Block]
	2018	2017	2016	2015	2014
	(US$’000)	(US$’000)	(US$’000)	(US$’000)	(US$’000)
Historical information
Present value of the defined benefit obligation	(45,233)	(52,121)	(52,126)	(49,064)	(59,789)
Fair value of plan assets	40,005	43,126	37,418	39,099	47,952
Deficit in the plan	(5,228)	(8,995)	(14,708)	(9,965)	(11,837)

Disclosure of movement in the liability for defined benefit obligations [Text Block]
Movement in the liability for defined benefit obligations:

	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Movement in the liability for defined benefit obligations:
Liability for defined benefit obligation at July 1	52,121	52,126	49,064
Benefits paid by the plan	(6,347)	(4,287)	(2,334)
Current service costs	611	705	726
Interest costs	1,431	1,126	1,738
Member contributions	833	855	841
Actuarial (gains)/losses recognized in other comprehensive income arising from:
(Gains) loss from changes in financial assumptions	363	(1,567)	3,231
Experience (gains)/losses	53	1,519	(3,354)
Exchange difference	(3,832)	1,644	2,214
Liability for defined benefit obligation at June 30	45,233	52,121	52,126

Movement in plan assets:
Fair value of plan assets at July 1	43,126	37,418	39,099
Contributions paid into the plan	2,144	4,223	807
Member contributions	833	855	841
Benefits paid by the plan	(6,347)	(4,287)	(2,334)
Current service costs and interest	1,194	855	1,383
Actuarial gains/(losses) recognized in equity:
Expected return on plan assets	2,359	2,728	(3,912)
Exchange difference	(3,304)	1,334	1,534
Fair value of plan assets at June 30	40,005	43,126	37,418

Expense recognized in profit or loss:
Current service costs	611	705	726
Interest	237	272	354
	848	977	1,080

Recognized in non-operating items - loss	101	463	273
Recognized in Employee benefit expense	747	514	807
	848	977	1,080

Gains and losses recognized in equity:
Cumulative losses at July 1	(25,396)	(25,842)	(25,319)
Net profit and loss impact from current period costs	(848)	(977)	(1,080)
Recognized during the year	1,943	2,777	(3,789)
ESCT provision	12	(551)	(3,361)
Exchange difference	1,887	(803)	7,707
Cumulative losses at June 30	(22,402)	(25,396)	(25,842)